Property, Plant, And Equipment And Operating Leases (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Schedule Of Property, Plant, and Equipment

	As of
	March 31, 2023	December 31, 2022
Original cost	$5,060	$4,989
Less accumulated depreciation and amortization	(3,039)	(2,988)
Right-of-use operating lease assets	306	313

Property, plant, and equipment — net	$2,327	$2,314

Property, Plant, and Equipment – Net

As of December 31	Depreciable lives (in years)	Original Cost		Accumulated Depreciation		Net Carrying Value
		2022	2021	2022	2021	2022	2021
Land and improvements (a)	8	$70	$77	$(1)	$(1)	$69	$76
Buildings, structures and related equipment	8-40	1,889	1,756	(1,109)	(1,006)	780	750
Machinery and equipment (b)	4-20	2,541	2,466	(1,791)	(1,746)	750	720
Leasehold costs and manufacturing plants under construction	1-10	489	394	(87)	(63)	402	331

Property, plant, and equipment – net, exclusive of ROU operating lease assets		$4,989	$4,693	$(2,988)	$(2,816)	$2,001	$1,877

ROU operating lease assets (c)						313	358

Property, plant, and equipment – net						$2,314	$2,235

(a)	Depreciable lives exclude land.
(b)
Equipment leased to customers is classified as Machinery and equipment and is reported at cost less accumulated depreciation, and was $39 million and $40 million as of December 31, 2022 and 2021, respectively.

(c)	See Note 7, “Leases” for further information.